Employee benefits - Summary of Sensitivity Analysis for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions	12 Months Ended
Mar. 31, 2022 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 33,873.6
Impact on scheme liabilities, due to decrease in assumption	(33,873.6)
Impact on service cost, due to increase in assumption	566.7
Impact on service cost, due to decrease in assumption	₨ (566.7)
Actuarial assumption of expected rates of inflation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 17,468.7
Impact on scheme liabilities, due to decrease in assumption	(17,468.7)
Impact on service cost, due to increase in assumption	99.4
Impact on service cost, due to decrease in assumption	₨ (99.4)
Mortality rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1 year
Change in assumption, decrease	1 year
Impact on scheme liabilities, due to increase in assumption	₨ 26,506.3
Impact on scheme liabilities, due to decrease in assumption	(26,506.3)
Impact on service cost, due to increase in assumption	338.0
Impact on service cost, due to decrease in assumption	₨ (338.0)